Loss Per Share	6 Months Ended
Jun. 30, 2019
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 9 - LOSS PER SHARE:

a.	Basic

Basic loss per share is calculated by dividing the loss attributable to Company's owners by the weighted average number of issued ordinary shares.

	Six-month period ended June 30		Three-month period ended June 30
	2019	2018	2019	2018
	U.S. dollars in thousands

Loss attributable to Company's owners	(2,510)	(3,912)	(226)	(2,308)
The weighted average of the number of issued ordinary shares (in thousands of shares)	112,141	21,552	122,350	22,781
Basic loss per share (dollar)	(0.02)	(0.18)	(0.00)	(0.10)

b.	Diluted

The Company adjusts the loss attributable to holders of ordinary shares and the weighted average number of shares in issue, to reflect the effect of all potentially dilutive ordinary shares, as follows:

The Company adds to the weighted average number of shares in issue that was used to calculate the basic loss per share, the weighted average of the number of shares to be issued assuming that all shares that have a potentially dilutive effect would be converted into shares, and adjusts net loss attributable to holders of ordinary Company shares to exclude any profits or losses recorded during the year with respect to potentially dilutive shares.

The potential shares, as mentioned above, are only taken into account in cases where their effect is dilutive (reducing the earnings per share or increasing the loss per share).

	Six-month period ended June 30		Three-month period ended June 30
	2019	2018	2019	2018
	U.S. dollars in thousands
Loss attributable to Company's owners, used in computation of basic loss per share	(2,510)	(3,912)	(226)	(2,308)
Adjustment in respect of the finance income	(731)	(692)	(1,098)	(180)
	(3,241)	(4,604)	(1,324)	(2,488)
The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands of shares)	112,141	21,552	122,350	22,781
Adjustment in respect of incremental shares assuming dilutive ordinary shares	22,298	1,084	92,280	404
	134,439	22,636	214,630	23,185
Diluted loss per share (dollar)	(0.02)	(0.20)	(0.01)	(0.11)

When calculating the diluted loss per share for the six-month period ended June 30, 2019 the Company accounted for the dilutive effect of the derivative financial instruments and the Convertible Debentures for the six- and three-months period. For the six- and three-month period ended June 30, 2018 the Company accounted for the dilutive effect of the anti-dilution mechanism and for the year ended December 31, 2018 the dilutive effect of the derivative financial instruments and anti-dilution mechanism. Other financial instruments were not accounted for when calculating the diluted loss per share since their effect, on a fully diluted basis, is anti-dilutive.